Pension and Other Employee Benefit Plans - Additional Information (Detail) - JPY (¥) ¥ in Billions	6 Months Ended	12 Months Ended
	Sep. 30, 2016	Mar. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Pension plan, contribution expected to be paid during the next fiscal year		¥ 50
Total payment to pension plans	¥ 25
Additional contribution expected to be paid during remainder of fiscal year	¥ 25